Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jonathan M. Kopcsik jkopcsik@stradley.com 215.564.8099

1933 Act Rule 497(e) 1933 Act File No. 033-40991 1940 Act File No. 811-06322

October 9, 2019

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	XBRL Exhibits Delaware Pooled® Trust (the "Registrant") File Nos. 033-40991 and 811-06322

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect Item 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement to the prospectus dated February 28, 2019 (as amended and restated on August 20, 2019) for the Delaware Global Listed Real Assets Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 24, 2019 (Accession No. 0001680359-19-000555) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik